Equity	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Equity
17.	Equity

17.1.	Capital and warrants

The total authorized capital of the Company is US$30,000 thousand, represented by 290,750,000 ordinary shares and 9,250,000 class B shares, with a US$ par value of 0.0001 per share.

As explained in Note 1, the Company received a capital contribution of US$139.9 million (R$462,789), comprising US$11.2 million (R$37,050) from the former shareholders of Estre USA that did not redeem their public shares in connection with the Transaction, and US$128.7 million (R$425,739) from the proceeds of the sale of ordinary shares to PIPE Investors. The amount of US$117.0 million (R$387,342) (net of issuance cost) was recorded as a capital contribution in equity.

The above resulted in the issuance of 15,438,000 ordinary shares to the PIPE Investors and 1,213,846 ordinary shares to the former shareholders of Estre USA.

In addition, the Company issued 27,001,889 ordinary shares to the former shareholders of Estre Brazil, except for Angra Infra Fip (“Angra”) (see Note 17.6), in exchange for their shares in Estre Brazil.

Furthermore, on December 21, 2017, the Company issued 1,983,000 ordinary shares to Estre Ambiental Employee SPV, Inc. a Cayman Islands exempted company (the “Employee Compensation Entity”). Pursuant to the Memorandum and Articles of Association of the Employee Compensation Entity, employees of us and our subsidiaries, members of our board of directors and our other service providers may receive equity in the Employee Compensation Entity that, subject to any vesting and other conditions imposed, will entitle such persons to receive the economic benefit of a ratable portion of our ordinary shares held by the Employee Compensation Entity.

The Company also issued 5,550,000 Class B shares to the former shareholders of Estre USA, in exchange for their Class B shares in Estre USA.

Each ordinary share and each Class B Share entitles the holder to one vote on all matters upon which the holders are entitled to vote. All of the issued and outstanding ordinary shares and Class B Shares are fully paid and non-assessable. Certificates (to the extent any are issued) representing the issued and outstanding ordinary shares and Class B Shares are generally not issued and legal title to the issued shares is recorded in registered form in the register of members. Holders of ordinary shares and Class B Shares have no pre-emptive, subscription, redemption or conversion rights. Moreover, holders of Class B Shares have no right to receive dividends and no right to participate in surplus assets in a winding up.

The transaction costs associated with the capital contribution described above amounted to R$75,307, and refer to the fees due to services provided to assist in the structuring, implementation and audit of the Transaction and IPO of the Company.

Estre Ambiental, Inc.
Shareholder	Number of Shares	Ownership Interest
Ordinary Shares
BTG Pactual G7 Holding S.A (*)	20,259,638	44.4%
Avenue Boulevard Co-Investment Vehicle, LLC	10,440,000	22.9%
CYGNUS ASSET HOLDING LTD	2,709,756	5.9%
LYRA ASSET HOLDING LTD	2,505,169	5.5%
Other	9,722,169	21.3%
	45,636,732	100.0%
Class B Shares
Former Boulevard SPAC Holders	5,550,000	100.0%

(*)
Includes shares held by BTG Pactual Principal Investments Fundo de Investimento em Participações Multiestratégia, Banco BTG Pactual S.A., Fundo de Investimento em Participações Turquesa —Multiestratégia Investimento no Exterior, Iron Fundo de Investimento em Participações —Multiestratégia Investimento no Exterior, and Fundo de Investimento Credito Privado LS Investimento no Exterior.

In addition, as of June 30, 2018 and December 31, 2017, the Company has 28,449,999 warrants outstanding, which are exercisable on a one-for-one basis for ordinary shares of Estre Ambiental, Inc. and each warrant is currently exercisable at a price of US$11.50 per ordinary share. As of June 30, 2018 and December 31, 2017, the warrants were out of the money.

17.2.	Share-based payment reserve

On September 15, 2015, Estre Brazil’s Board of Directors approved at the Special General Shareholders’ Meeting, the granting of a stock option plan to certain directors and employees and the total number of options granted under the plan. The options vest in 3 tranches, subject to the following vesting conditions:

(i)	At the first anniversary of the date on which the employee becomes a manager or employees of the Company, 34% of the options will vest and may be exercised;
(ii)	At the second anniversary of the date on which the employee becomes a manager or employee of the Company, an additional 33% of the options will vest and may be exercised; and
(iii)	At the third anniversary of the date on which the employee becomes a manager or employee of the Company, the remaining 33% of the options will vest and may be exercised.

The options granted are classified as "Time Based Options" (TBO), and entitle the employee to acquire shares at a determined price.

The stock options may be exercised during a period of 11 years from the date the stock option contract is signed.

The options were priced based on the Black & Scholes model and the significant assumptions included in the model in 2015 were:

Details	Plan 1	Plan 2	Plan 3
Start date (first grant)	10/28/2015	10/28/2015	10/28/2015

Number of options granted(thousands)	2,486	432	649
Exercise value - R$	0.9250	0.9250	0.9250
Expected volatility	24.03%	24.03%	24.03%
Future risk-free rate - p.a.	14.48%	14.48%	14.48%
Estimated maturity term (weighted average in years)	0.6778	1.1287	1.9176
Fair value of option - R$	11.58	11.63	11.72

The term of the options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome. The compensation expense for the period ended June 30, 2017 amounted to R$1,910. No compensation expense was accrued at June 30, 2018.

Changes in the stock option plan are detailed below:

Options
December 31, 2015	3,567
Granted	-
Expired	-
Exercised	(2,996)
December 31, 2016	571
Granted	-
Expired	(70)
Exercised	(357)
December 31, 2017	144
Granted	-
Expired	-
Exercised	(144)
June 30, 2018	-

From the date of approval of the Stock Option Plan until June 30, 2018, a total of 144 thousand options were exercised (3,353 thousand at December 31, 2017), amounting to R$1,249 (R$26,836 at December 31, 2017), which were settled in cash.

17.2.1	Incentive Plan – Stock Shares

On December 21, 2017 (“Effective Date”) the shareholders of the Company approved the issue of 1,983,000 ordinary shares to Estre Ambiental Employee SPV, Inc. (“Estre Employee SPV”), a Cayman Islands exempted company. Such shares were issued as part of the incentive stock option plan granted to employees, and those shares represent 3.87% of the diluted share capital of the Company.

The Company, Estre Brazil and Estre Employee SPV approved the Omnibus Incentive Plan (the "Plan"). The purpose of the Plan is to provide an additional incentive to selected employees, directors, independent contractors and consultants of the Company or its affiliates whose contributions are essential to the growth and success of the Company’s business, in order to strengthen the commitment of those individuals, motivate them to faithfully and diligently perform their responsibilities and attract and retain competent and dedicated employees whose efforts will contribute to the long-term growth and profitability of the Company.

The participants of the Plan acquired shares of Estre Employee SPV for US$ 0.0001 per share on December 21, 2017. Participants have no rights over the shares on the Effective Date and will receive rights and be able to exchange SPV shares for Company shares as follows: (i) 5% of the shares shall be fully vested as of the Effective Date, although can only be exchanged for Company shares on the first anniversary of the Effective Date, (ii) 20% of the shares shall vest in full on the first anniversary of the Effective Date, and (iii) 25% of the subject shares shall vest on each of the second, third and fourth anniversaries of the Effective Date.

During the fiscal year 2017, the Company granted 1,983,000 shares for this stock option plan. No grants were made during 2018. There were no vested or expired shares in the period.

The expense for the period ended June 30, 2018 totaled R$15,473 including taxes June 30, 2017 – nil, and refers to stock options of the Company granted to Estre Brazil employees. Such expense was recorded at Estre Brazil level. Compensation expense to be recognized for future service period is as follows:

Amount
Year
2018	15,876
2019	15,221
2020	8,175
2021	3,448
Total	42,720

17.3.	Currency translation adjustments

This refers to the gain (loss) from translation of financial statements in foreign currency to Brazilian Reais of the investments in CGR Doña Juana, in Colombia. Also see Note 9.2.1.

17.4.	Capital reserve

Capital reserves comprise additional paid in capital and the share based payment reserve.

Additional paid in capital refers to the difference between the subscription price that shareholders paid for the shares and their nominal value. This reserve may only be used for capital increase, loss absorption, redemption or for repurchase of shares or payment of cumulative dividends on preferred shares.

17.5.	Non-controlling interest

Financial information of subsidiaries with material non-controlling interest is provided below:

Percentage of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	June 30, 2018	December 31, 2017
CGR Doña Juana	Colombia	49%	49%
SPE Soma Soluções em Meio Ambiente Ltda.	Brazil	18%	18%
Reciclax - Reciclagem de Residuos da Const. Civil Ltda.	Brazil	13%	13%
Guatapará Energia S.A.	Brazil	10%	10%
Estre Energia Renovável Part. S.A.	Brazil	10%	10%
GLA - Gestão Logistica Ambiental S.A.	Brazil	62%	62%
CGR Catanduva	Brazil	50%	50%

17.6.	Angra Put Option Rights

In 2011, the Company’s shareholders entered into a shareholders agreement (the ‘‘Estre Shareholders’ Agreement’’) under which Angra was granted a put option on Estre Brazil shares owned by Angra, which could be exercised in the event its interest in Estre Brazil was diluted to a holding of less than 5%, due to a capital contribution or other events described in the agreement. The option price was the fair market value of the Company shares and payable within 6 months after the exercise of the put option, adjusted for inflation (IPCA) plus 9.5% per year.

On March 6, 2018, Angra exercised the put option, and the Company will acquire the Estre Brazil shares held by Angra for an amount of approximately R$ 37,606 (principal amount) payable until September 6, 2018. We are currently negotiating the terms and structure of our payment to Angra, including the payment of default interest and the possibility of payment in installments.  Nevertheless, on September 11, 2018, we received official notice from Angra regarding our default and suggesting a discussion amoung relevant parties regarding payment.

As of June 30, 2018, the fair value of the put option is a liability of R$40,266 (R$37,884 at December 31, 2017).

17.7.	Common control transaction

Prior to the transaction, Estre Brazil was controlled by the shareholders that are the controlling shareholders of the Company. The reorganization transaction described in Note 1, was treated as a transfer between entities under common control, and as a result, any difference between the proceeds and the book value of the related assets is recognized as an equity transaction and therefore is recorded in additional paid in capital in the consolidated statement of financial position and the consolidated statement of changes in equity.